Pay vs Performance Disclosure - USD ($)	1 Months Ended	11 Months Ended	12 Months Ended
	Feb. 04, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by Item 402(v) of Regulation S-K, we are providing the following additional compensation information, in a manner consistent with the rules applicable to smaller reporting companies, about our Principal Executive Officer (PEO) and our other (non-PEO) NEOs and certain financial performance results of the Company for each of the last two fiscal years.
This is the Company’s first year providing Pay Versus Performance disclosure under Item 402(v) of Regulation S-K. As a smaller reporting company, the Company is providing compensation and performance information for two years, as permitted by the rules.
The following table sets forth information concerning the compensation of our PEOs and other NEOs for each of the fiscal years 2025 and 2024, and our financial performance for each such fiscal year:
Pay versus Performance Table

Year	Summary Compensation Table Total for PEO 1(1) ($)	Compensation Actually Paid to PEO 1(2) ($)	Summary Compensation Table Total for PEO 2(1) ($)	Compensation Actually Paid to PEO 2(2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(3) ($)	Average Compensation Actually Paid to Non-PEO NEOs(4) ($)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return (TSR)(5) ($)	Net Income (Loss)(6) ($ in thousands)
(a)	(b)	(c)	(b)	(c)	(d)	(e)	(f)	(g)
2025	976,340	969,791	4,450	4,450	485,411	483,345	$22.39	(53,747)
2024	—	—	141,821	141,821	2,326,002	1,206,558	$19.40	(57,596)

(1)
Dave Lillis (“PEO 1”) was appointed as our PEO on February 6, 2025 and served as our PEO for the remainder of 2025. Jason Keyes (“PEO 2”) served as our PEO in 2024 and through February 4, 2025. Amounts in column (b) represent the amounts from the “Total” column set forth in the Summary Compensation Table for the applicable year. Compensation for each individual PEO is presented separately in the table above in accordance with SEC rules.

(2)
The dollar amounts reported in column (c) represent the amounts of “compensation actually paid” (“CAP”) to the PEOs, as computed in accordance with Item 402(v) of Regulation S-K. For the periods presented, (i) for PEO 1, CAP reflects adjustments to the amounts reported in the Summary Compensation Table, including, as applicable, the equity award adjustments for each applicable year, which include the addition or subtraction, as applicable for the following: (a) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date and (b) for awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date from the end of the prior fiscal year; and (ii) for PEO 2, CAP is equal to the amounts reported in the Summary Compensation Table, as no adjustments were required under the applicable rules because PEO 2 did not receive any equity awards or dividends during his tenure at the Company.

(3)
Our non-PEO named executive officers for 2025 were Priyen Patel, Jeff Mayfield, and Marc Landy. In 2024, our non-PEO named executive officers were Jamie Siminoff, Jason Mitura, and Marc Landy. The dollar amounts reported in column (d) represent the average total compensation reported for the Company’s NEOs collectively as a group (excluding the PEOs) in the “Total” column of the Summary Compensation Table for each applicable year.

(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding the PEOs), as computed in accordance with Item 402(v) of Regulation S-K.

(5)
Cumulative total shareholder return (“TSR”) is calculated based on the value of an initial fixed investment of $100 in the Company’s common stock on December 31, 2023 and by dividing the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. During the applicable periods, there were no dividends for the common stock. The beginning of the measurement period for calculating the cumulative TSR return was the Company’s share price at December 31, 2023.

(6)
Reflects “Net Income” in the Company’s audited financial statement included in the Annual Report on Form 10-K for the year ended December 31, 2025 for each of the years ended December 31, 2024 and 2025.

The following table reflects, for each applicable year, the adjustments made to Summary Compensation Table total compensation to compute “compensation actually paid” for the position of the PEO and average “compensation actually paid” for our other NEOs. Where amounts are shown below as “ — ”, such amounts were not applicable for the relevant fiscal year.

Position	Year	Summary Compensation Table Total ($)	Equity Deductions from SCT Total(a) ($)	Option Awards Forfeited Deductions from SCT Total ($)	CAP of Equity Vesting during FY(c) ($)	CAP of Unvested Equity at FYE(d) ($)	Compensation Actually Paid ($)
David Lillis (PEO 1)	2025	976,340	—	—	—	(6,548)	969,791
	2024	—	—	—	—	—	—
Jason Keyes (PEO 2)(e)	2025	4,450	—	—	—	—	4,450
	2024	141,821	—	—	—	—	141,821
Non-PEO NEOs(e)	2025	485,411	—	—	—	(2,066)	483,345
	2024	2,326,002	—	(1,119,444)(b)	—	—	1,206,558

(a)
The amount in this column represents the grant date fair value of equity-based awards granted during each year. For this purpose, the fair value of equity awards is computed in a manner consistent with the fair value methodology used to report Outstanding Equity Awards at Fiscal Year-End as set forth on Page 21 above.

(b)	Represents options granted to and forfeited by Jamie Siminoff and Jason Mitura in the same fiscal year.
(c)
The equity awards adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (ii) for awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date from the end of the prior fiscal year.

(d)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year.

(e)
Mr. Keyes’ and Mr. Landy’s compensation as Interim CEO and Interim CFO, respectively, through APS for the years ended December 31, 2024 and December 31, 2025, respectively, was limited to cash compensation. No equity compensation was granted to APS for Mr. Keyes’ and Mr. Landy’s services as Interim CEO and Interim CFO, respectively, during the relevant periods.

Named Executive Officers, Footnote
(1)
Dave Lillis (“PEO 1”) was appointed as our PEO on February 6, 2025 and served as our PEO for the remainder of 2025. Jason Keyes (“PEO 2”) served as our PEO in 2024 and through February 4, 2025. Amounts in column (b) represent the amounts from the “Total” column set forth in the Summary Compensation Table for the applicable year. Compensation for each individual PEO is presented separately in the table above in accordance with SEC rules.

(3)
Our non-PEO named executive officers for 2025 were Priyen Patel, Jeff Mayfield, and Marc Landy. In 2024, our non-PEO named executive officers were Jamie Siminoff, Jason Mitura, and Marc Landy. The dollar amounts reported in column (d) represent the average total compensation reported for the Company’s NEOs collectively as a group (excluding the PEOs) in the “Total” column of the Summary Compensation Table for each applicable year.

Adjustment To PEO Compensation, Footnote
The following table reflects, for each applicable year, the adjustments made to Summary Compensation Table total compensation to compute “compensation actually paid” for the position of the PEO and average “compensation actually paid” for our other NEOs. Where amounts are shown below as “ — ”, such amounts were not applicable for the relevant fiscal year.

Position	Year	Summary Compensation Table Total ($)	Equity Deductions from SCT Total(a) ($)	Option Awards Forfeited Deductions from SCT Total ($)	CAP of Equity Vesting during FY(c) ($)	CAP of Unvested Equity at FYE(d) ($)	Compensation Actually Paid ($)
David Lillis (PEO 1)	2025	976,340	—	—	—	(6,548)	969,791
	2024	—	—	—	—	—	—
Jason Keyes (PEO 2)(e)	2025	4,450	—	—	—	—	4,450
	2024	141,821	—	—	—	—	141,821
Non-PEO NEOs(e)	2025	485,411	—	—	—	(2,066)	483,345
	2024	2,326,002	—	(1,119,444)(b)	—	—	1,206,558

(a)
The amount in this column represents the grant date fair value of equity-based awards granted during each year. For this purpose, the fair value of equity awards is computed in a manner consistent with the fair value methodology used to report Outstanding Equity Awards at Fiscal Year-End as set forth on Page 21 above.

(b)	Represents options granted to and forfeited by Jamie Siminoff and Jason Mitura in the same fiscal year.
(c)
The equity awards adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (ii) for awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date from the end of the prior fiscal year.

(d)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year.

(e)
Mr. Keyes’ and Mr. Landy’s compensation as Interim CEO and Interim CFO, respectively, through APS for the years ended December 31, 2024 and December 31, 2025, respectively, was limited to cash compensation. No equity compensation was granted to APS for Mr. Keyes’ and Mr. Landy’s services as Interim CEO and Interim CFO, respectively, during the relevant periods.

Non-PEO NEO Average Total Compensation Amount			$ 485,411	$ 2,326,002
Non-PEO NEO Average Compensation Actually Paid Amount			$ 483,345	1,206,558
Adjustment to Non-PEO NEO Compensation Footnote
The following table reflects, for each applicable year, the adjustments made to Summary Compensation Table total compensation to compute “compensation actually paid” for the position of the PEO and average “compensation actually paid” for our other NEOs. Where amounts are shown below as “ — ”, such amounts were not applicable for the relevant fiscal year.

Position	Year	Summary Compensation Table Total ($)	Equity Deductions from SCT Total(a) ($)	Option Awards Forfeited Deductions from SCT Total ($)	CAP of Equity Vesting during FY(c) ($)	CAP of Unvested Equity at FYE(d) ($)	Compensation Actually Paid ($)
David Lillis (PEO 1)	2025	976,340	—	—	—	(6,548)	969,791
	2024	—	—	—	—	—	—
Jason Keyes (PEO 2)(e)	2025	4,450	—	—	—	—	4,450
	2024	141,821	—	—	—	—	141,821
Non-PEO NEOs(e)	2025	485,411	—	—	—	(2,066)	483,345
	2024	2,326,002	—	(1,119,444)(b)	—	—	1,206,558

(a)
The amount in this column represents the grant date fair value of equity-based awards granted during each year. For this purpose, the fair value of equity awards is computed in a manner consistent with the fair value methodology used to report Outstanding Equity Awards at Fiscal Year-End as set forth on Page 21 above.

(b)	Represents options granted to and forfeited by Jamie Siminoff and Jason Mitura in the same fiscal year.
(c)
The equity awards adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (ii) for awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date from the end of the prior fiscal year.

(d)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year.

(e)
Mr. Keyes’ and Mr. Landy’s compensation as Interim CEO and Interim CFO, respectively, through APS for the years ended December 31, 2024 and December 31, 2025, respectively, was limited to cash compensation. No equity compensation was granted to APS for Mr. Keyes’ and Mr. Landy’s services as Interim CEO and Interim CFO, respectively, during the relevant periods.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount			$ 22.39	19.4
Net Income (Loss)			(53,747,000)	$ (57,596,000)
PEO Name	Jason Keyes	Dave Lillis		Jason Keyes
David Lillis [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			976,340	$ 0
PEO Actually Paid Compensation Amount			969,791	0
Jason Keyes [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			4,450	141,821
PEO Actually Paid Compensation Amount			4,450	141,821
PEO | David Lillis [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | David Lillis [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | David Lillis [Member] | Equity Vesting During FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | David Lillis [Member] | Unvested Equity at FYE [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(6,548)	0
PEO | Jason Keyes [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | Jason Keyes [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | Jason Keyes [Member] | Equity Vesting During FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | Jason Keyes [Member] | Unvested Equity at FYE [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(1,119,444)
Non-PEO NEO | Equity Vesting During FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
Non-PEO NEO | Unvested Equity at FYE [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,066)	0
Non-PEO NEO | Marc Landy [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ 0